Marketable Securities - Schedule of Marketable Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Investments Debt And Equity Securities [Abstract]
Marketable securities	$ 481,883	$ 549,821
Long-term marketable securities	304,322	225,639
Marketable securities	$ 786,205	$ 775,460